INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 163	$ 189
Finished goods	2,997	3,831
Inventories	$ 3,160	$ 4,020